Average Annual Total Returns{- Fidelity Small Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-12 - Fidelity Small Cap Stock Fund	Fidelity Small Cap Stock Fund Return Before Taxes Past 1 year	Fidelity Small Cap Stock Fund Return Before Taxes Past 5 years	Fidelity Small Cap Stock Fund Return Before Taxes Past 10 years	Fidelity Small Cap Stock Fund After Taxes on Distributions Past 1 year	Fidelity Small Cap Stock Fund After Taxes on Distributions Past 5 years	Fidelity Small Cap Stock Fund After Taxes on Distributions Past 10 years	Fidelity Small Cap Stock Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Stock Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Stock Fund After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	20.23%	12.27%	12.48%	13.26%	9.34%	9.83%	14.56%	9.02%	9.52%	14.82%	12.02%	13.23%